As filed with the U.S. Securities and Exchange Commission on October 7, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

July 31, 2022

US Vegan Climate ETF

Ticker: VEGN

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere appreciation for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from August 1, 2021 through July 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules- based index of U.S. mainly large cap stocks, screened according to vegan and climate- conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid-cap stocks that replace companies in sectors that become underweight through these exclusions.

The Fund experienced negative performance during the current fiscal period. The market price for VEGN decreased -11.25% and the NAV fell by -11.94%, meanwhile the S&P 500® Index, a broad market index, lost -4.64% over the same period. The Fund’s Index declined by -11.45% over the same period. Meanwhile, outstanding shares ended the period at 1,925,000.

For the period, the top five contributors to Fund performance added the following amounts:

Tesla, Inc.	+1.81%
UnitedHealth Group, Inc.	+1.26%
NVIDIA Corporation	+0.42%
Elevance Health, Inc.	+0.16%
Cigna Corporation	+0.14%

For the period, the bottom five contributors to Fund performance detracted by the following amounts:

PayPal Holdings, Inc.	-3.90%
Comcast Corporation	-1.05%
Adobe, Inc.	-0.44%
Zoom Video Communications, Inc.	-0.43%
Snap Inc	-0.43%

As commented upon in the 1/31/2022 semi-annual letter, VEGN had already suffered -3.77% underperformance versus the S&P 500® Index at the half year point, due to inflation fears puncturing the market’s rally, undermining higher beta tech stocks and

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

financial stocks that are exposed to increasing interest rates. The drift towards higher oil prices on supply constraints post pandemic had also caused relative underperformance due to the Fund’s underweight position in the energy sector.

Market performance through January until July 2022, using the S&P 500® Index as a market benchmark, was dominated by accelerating inflation fears, oil price spikes and concerns on supplies of essential commodities, much of this arising as a function of the Russian invasion of Ukraine on February 24th 2022. Weakness in the S&P 500® Index continued through until June, notwithstanding rebounds in March and May, and April saw the worst one day fall in the S&P 500® Index since June 2020. At its worst point, the S&P 500 Index hit a low of 3666.77 on June 16th, -23.55% from its January 3rd 2022 high, officially marking a bear market. As sanctions cut off Russian supply, the peak in oil prices occurred in March at $130 a barrel falling back at the end of the month as strategic reserves were released. Those large cap stocks that had the most embedded gains in the upswing fell the furthest and consumer spending was hit by higher retail prices. At the Fed’s March 15-16 FOMC meeting, interest rates were increased by 0.25%, the first rise in four years, followed by a second increase of 0.75% in July, designed to arrest inflation and stabilize prices. In July the S&P 500® rebounded an impressive 9.11%, since earnings reports were not as weak as forecasted, the Fed’s move was perceived to be effective at putting the brakes on inflation and the oil price continued to decline dipping back below $100 a barrel.

Fund performance trailed the S&P 500® Index through to late June 2022, hit by the continuing strength of the energy sector and buying of aerospace and defense stocks anticipated to benefit from higher military spending. Amongst sectors the Fund is overweight, technology stocks that had benefited from the trend towards home working and online commerce during the pandemic were sold off and growth stocks in general were subject to softer valuations on higher interest rates. Conversely, in July 2022, the final month of the current fiscal period, the Fund outperformed the S&P 500® Index significantly, since it benefited from the pullback in energy stocks on lower oil prices and tech stocks rebounded sharply.

By category of exclusion, ahead of the market turnaround in July, the main exclusions driving Fund underperformance were the removal of arms manufacturers, high carbon and other polluters, mining stocks, fossil fuel producers and electricity generation from fossil fuel and the exclusion of banks and asset managers who are heavily invested in fossil fuel. Exclusions that contributed to the recovery in performance in July 2022

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

were the removal of stocks that test on animals, tobacco stocks, fossil fuel producers, miners and high carbon emitters, whereas the removal of banks and asset managers detracted.

Thanking you once again for your trust,

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Beyond Investing US Vegan Climate® Index is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Performance Summary

(Unaudited)

Growth of $10,000

Average Annual Returns July 31, 2022	1 Year	Since Inception (9/09/2019)
US Vegan Climate ETF - NAV	-11.94%	13.37%
US Vegan Climate ETF - Market	-11.25%	13.66%
Beyond Investing US Vegan Climate® Index	-11.45%	14.19%
S&P 500® Index	-4.64%	13.80%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 9, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling 1-800-617-0004. Gross expense ratio as of the 11/30/21 prospectus is 0.60%

US Vegan Climate ETF

Portfolio Allocation

As of July 31, 2022 (Unaudited)

Sector	Percentage of Net Assets
Technology(a)	31.1%
Financial	24.5
Communications	16.1
Consumer, Non-cyclical	12.8
Consumer, Cyclical	8.3
Industrial	6.0
Energy	0.5
Utilities	0.4
Short-Term Investments	0.3
Other Assets in Excess of Liabilities(b)	0.0
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

US Vegan Climate ETF

Schedule of Investments

July 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communications — 16.1%
1,784	Airbnb, Inc. - Class A (a)	$197,988
12,874	Alphabet, Inc. - Class A (a)	1,497,504
12,852	Alphabet, Inc. - Class C (a)	1,499,057
1,480	Arista Networks, Inc. (a)	172,612
34,317	AT&T, Inc.	644,473
195	Booking Holdings, Inc. (a)	377,460
648	CDW Corporation	117,631
828	Charter Communications, Inc. - Class A (a)	357,779
38,423	Cisco Systems, Inc.	1,743,252
21,734	Comcast Corporation - Class A	815,460
1,517	DoorDash, Inc. - Class A (a)	105,811
2,812	eBay, Inc.	136,748
719	Expedia Group, Inc. (a)	76,250
181	FactSet Research Systems, Inc.	77,772
680	Liberty Broadband Corporation - Class C (a)	74,072
1,364	Match Group, Inc. (a)	99,995
2,788	NortonLifeLock, Inc.	68,390
716	Okta, Inc. (a)	70,490
983	Omnicom Group, Inc.	68,653
473	Palo Alto Networks, Inc. (a)	236,074
569	Roku, Inc. (a)	37,281
6,559	Snap, Inc. - Class A (a)	64,803
6,000	T-Mobile US, Inc. (a)	858,360
2,114	Trade Desk, Inc. - Class A (a)	95,130
3,668	Twitter, Inc. (a)	152,625
9,389	Uber Technologies, Inc. (a)	220,172
524	VeriSign, Inc. (a)	99,120
20,166	Verizon Communications, Inc.	931,468
582	Zendesk, Inc. (a)	43,894
		10,940,324
	Consumer, Cyclical — 8.3%
291	Advance Auto Parts, Inc.	56,343
292	AutoNation, Inc. (a)	34,672

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer, Cyclical — 8.3% (Continued)
95	AutoZone, Inc. (a)	$203,052
1,078	Best Buy Company, Inc.	82,995
767	CarMax, Inc. (a)	76,347
430	Carvana Company (a)	12,535
1,136	Copart, Inc. (a)	145,522
679	Cummins, Inc.	150,269
1,697	DR Horton, Inc.	132,417
1,956	DraftKings, Inc. - Class A (a)	26,856
2,764	Fastenal Company	141,959
678	Genuine Parts Company	103,646
1,238	Lennar Corporation - Class A	105,230
140	Lithia Motors, Inc.	37,139
1,074	Live Nation Entertainment, Inc. (a)	100,945
1,162	National Vision Holdings, Inc. (a)	33,861
16	NVR, Inc. (a)	70,290
318	O’Reilly Automotive, Inc. (a)	223,742
1,670	PACCAR, Inc.	152,838
1,449	Peloton Interactive, Inc. - Class A (a)	13,751
403	Planet Fitness, Inc. - Class A (a)	31,760
191	Pool Corporation	68,321
3,941	Tesla, Inc. (a)	3,513,204
245	W.W. Grainger, Inc.	133,165
		5,650,859
	Consumer, Non-cyclical — 12.8%
2,017	Automatic Data Processing, Inc.	486,339
238	Avis Budget Group, Inc. (a)	43,323
804	Beyond Meat, Inc. (a)	25,720
2,489	Block, Inc. (a)	189,313
2,800	Centene Corporation (a)	260,316
1,541	Cigna Corporation	424,330
1,890	CoStar Group, Inc. (a)	137,195
1,159	Elevance Health, Inc.	552,959
587	Equifax, Inc.	122,630
369	FleetCor Technologies, Inc. (a)	81,213

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Consumer, Non-cyclical — 12.8% (Continued)
389	Gartner, Inc. (a)	$103,272
17,604	Ginkgo Bioworks Holdings, Inc. (a)	50,347
1,353	Global Payments, Inc.	165,499
1,449	HCA Healthcare, Inc.	307,797
1,995	Hertz Global Holdings, Inc. (a)	42,733
607	Humana, Inc.	292,574
318	Ingredion, Inc.	28,932
915	IQVIA Holdings, Inc. (a)	219,847
719	McKesson Corporation	245,596
280	Molina Healthcare, Inc. (a)	91,762
889	Moody’s Corporation	275,812
210	Omnicell, Inc. (a)	23,125
5,577	PayPal Holdings, Inc. (a)	482,578
1,665	S&P Global, Inc.	627,588
919	TransUnion	72,812
345	United Rentals, Inc. (a)	111,321
5,435	UnitedHealth Group, Inc.	2,947,618
761	Verisk Analytics, Inc.	144,780
288	Waters Corporation (a)	104,841
		8,662,172
	Energy — 0.5%
648	Enphase Energy, Inc. (a)	184,149
509	First Solar, Inc. (a)	50,478
2,766	Plug Power, Inc. (a)	59,026
1,003	Sunrun, Inc. (a)	32,788
		326,441
	Financial — 24.5%
3,120	Aflac, Inc.	178,776
1,325	Allstate Corporation	154,985
1,566	Ally Financial, Inc.	51,788
3,638	American Express Company	560,325
3,874	American International Group, Inc.	200,557
2,190	American Tower Corporation	593,118
528	Ameriprise Financial, Inc.	142,518

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financial — 24.5% (Continued)
1,027	Aon plc - Class A	$298,898
1,812	Arch Capital Group, Ltd. (a)	80,453
1,004	Arthur J. Gallagher & Company	179,706
670	AvalonBay Communities, Inc.	143,340
3,882	Bank of New York Mellon Corporation	168,712
749	Boston Properties, Inc.	68,279
1,350	Brown & Brown, Inc.	87,885
509	Camden Property Trust	71,820
1,949	Capital One Financial Corporation	214,059
1,582	CBRE Group, Inc. - Class A (a)	135,451
2,034	Chubb, Ltd.	383,694
766	Cincinnati Financial Corporation	74,562
2,374	Citizens Financial Group, Inc.	90,141
1,725	CME Group, Inc.	344,103
830	Coinbase Global, Inc. - Class A (a)	52,257
2,080	Crown Castle International Corporation	375,773
1,354	Discover Financial Services	136,754
1,831	Duke Realty Corporation	114,547
435	Equinix, Inc.	306,127
1,806	Equity Residential	141,572
312	Essex Property Trust, Inc.	89,397
642	Extra Space Storage, Inc.	121,672
3,283	Fifth Third Bancorp	112,016
857	First Republic Bank	139,442
1,582	Hartford Financial Services Group, Inc.	101,991
6,916	Huntington Bancshares, Inc.	91,914
2,691	Intercontinental Exchange, Inc.	274,455
2,910	Invitation Homes, Inc.	113,577
1,391	Iron Mountain, Inc.	67,450
4,405	KeyCorp	80,611
2,958	Kimco Realty Corporation	65,401
381	LPL Financial Holdings, Inc.	79,979
863	M&T Bank Corporation	153,139
63	Markel Corporation (a)	81,720

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Financial — 24.5% (Continued)
2,413	Marsh & McLennan Companies, Inc.	$395,635
7,423	Mastercard, Inc. - Class A	2,626,183
3,964	MetLife, Inc.	250,723
552	Mid-America Apartment Communities, Inc.	102,523
787	Nasdaq, Inc.	142,368
1,991	PNC Financial Services Group, Inc.	330,386
2,809	Progressive Corporation	323,204
3,553	Prologis, Inc.	470,986
1,808	Prudential Financial, Inc.	180,782
841	Public Storage	274,511
992	Raymond James Financial, Inc.	97,682
2,872	Realty Income Corporation	212,499
4,487	Regions Financial Corporation	95,035
516	SBA Communications Corporation	173,268
1,577	Simon Property Group, Inc.	171,325
557	Sun Communities, Inc.	91,326
281	SVB Financial Group (a)	113,398
2,423	Synchrony Financial	81,122
1,151	Travelers Companies, Inc.	182,664
6,397	Truist Financial Corporation	322,857
1,558	UDR, Inc.	75,407
1,911	Ventas, Inc.	102,774
11,935	Visa, Inc. - Class A	2,531,533
2,182	Welltower, Inc.	188,394
542	Willis Towers Watson plc	112,161
915	WP Carey, Inc.	81,709
		16,653,419
	Industrial — 6.0%
343	Advanced Drainage Systems, Inc.	40,680
844	Builders FirstSource, Inc. (a)	57,392
4,099	Carrier Global Corporation	166,132
831	Cognex Corporation	42,364
590	Crown Holdings, Inc.	59,991
1,473	Deere & Company	505,504

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrial — 6.0% (Continued)
688	Dover Corporation	$91,972
1,917	Eaton Corporation plc	284,464
4,839	Energizer Holdings, Inc.	142,896
578	Evoqua Water Technologies Corporation (a)	22,028
801	Expeditors International of Washington, Inc.	85,106
1,245	FedEx Corporation	290,197
633	Fortune Brands Home & Security, Inc.	44,107
1,476	Graphic Packaging Holding Company	32,841
363	IDEX Corporation	75,776
3,376	Johnson Controls International plc	182,000
871	Keysight Technologies, Inc. (a)	141,625
108	Mettler-Toledo International, Inc. (a)	145,771
2,024	Otis Worldwide Corporation	158,216
474	Owens Corning	43,959
617	Parker-Hannifin Corporation	178,369
556	Rockwell Automation, Inc.	141,936
206	Simpson Manufacturing Company, Inc.	21,276
722	Stanley Black & Decker, Inc.	70,272
1,120	Trane Technologies plc	164,629
547	Trex Company, Inc. (a)	35,292
1,198	Trimble, Inc. (a)	83,177
3,523	United Parcel Service, Inc. - Class B	686,597
881	Westinghouse Air Brake Technologies Corporation	82,347
		4,076,916
	Technology — 31.1% (b)
3,183	Accenture plc - Class A	974,826
3,750	Activision Blizzard, Inc.	299,813
2,268	Adobe, Inc. (a)	930,152
7,784	Advanced Micro Devices, Inc. (a)	735,355
770	Akamai Technologies, Inc. (a)	74,089
416	ANSYS, Inc. (a)	116,060
4,243	Applied Materials, Inc.	449,673
1,044	Autodesk, Inc. (a)	225,838
495	Bill.com Holdings, Inc. (a)	66,865

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Technology — 31.1% (b) (Continued)
3,519	Broadcom, Inc.	$1,884,354
559	Broadridge Financial Solutions, Inc.	89,747
1,336	Cadence Design Systems, Inc. (a)	248,603
1,339	Cloudflare, Inc. - Class A (a)	67,378
2,518	Cognizant Technology Solutions Corporation - Class A	171,123
1,006	Crowdstrike Holdings, Inc. - Class A (a)	184,702
1,354	Datadog, Inc. - Class A (a)	138,122
1,370	Dell Technologies, Inc. - Class C	61,732
951	DocuSign, Inc. (a)	60,845
1,349	Electronic Arts, Inc.	177,029
650	Entegris, Inc.	71,435
272	EPAM Systems, Inc. (a)	94,996
2,934	Fidelity National Information Services, Inc.	299,737
3,131	Fiserv, Inc. (a)	330,884
3,865	Fortinet, Inc. (a)	230,547
226	HubSpot, Inc. (a)	69,608
19,643	Intel Corporation	713,237
4,320	International Business Machines Corporation	565,013
1,358	Intuit, Inc.	619,479
723	KLA Corporation	277,299
665	Lam Research Corporation	332,839
4,073	Marvell Technology, Inc.	226,785
2,669	Microchip Technology, Inc.	183,787
5,363	Micron Technology, Inc.	331,755
323	MongoDB, Inc. (a)	100,928
221	Monolithic Power Systems, Inc.	102,703
391	MSCI, Inc.	188,204
1,064	NetApp, Inc.	75,895
15,359	NVIDIA Corporation	2,789,655
2,080	ON Semiconductor Corporation (a)	138,902
12,818	Oracle Corporation	997,753
1,734	Paychex, Inc.	222,438
287	Paycom Software, Inc. (a)	94,851
518	Qorvo, Inc. (a)	53,908

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Technology — 31.1% (b) (Continued)
5,414	QUALCOMM, Inc.	$785,355
4,755	Salesforce, Inc. (a)	875,015
1,047	Seagate Technology Holdings plc	83,739
960	ServiceNow, Inc. (a)	428,794
774	Skyworks Solutions, Inc.	84,273
1,509	Snowflake, Inc. - Class A (a)	226,214
767	Splunk, Inc. (a)	79,699
1,219	SS&C Technologies Holdings, Inc.	72,128
734	Synopsys, Inc. (a)	269,745
552	Take-Two Interactive Software, Inc. (a)	73,267
774	Teradyne, Inc.	78,089
4,435	Texas Instruments, Inc.	793,377
821	Twilio, Inc. - Class A (a)	69,621
197	Tyler Technologies, Inc. (a)	78,603
1,408	Unity Software, Inc. (a)	52,645
667	Veeva Systems, Inc. - Class A (a)	149,128
2,023	VMware, Inc. - Class A	235,073
1,497	Western Digital Corporation (a)	73,503
941	Workday, Inc. - Class A (a)	145,949
252	Zebra Technologies Corporation - Class A (a)	90,138
1,188	Zoom Video Communications, Inc. - Class A (a)	123,386
1,931	ZoomInfo Technologies, Inc. (a)	73,166
674	Zscaler, Inc. (a)	104,510
		21,114,361
	Utilities — 0.4%
870	American Water Works Company, Inc.	135,233
1,563	Constellation Energy Corporation	103,314
		238,547
	TOTAL COMMON STOCKS (Cost $64,257,224)	67,663,039

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
186,575	First American Government Obligations Fund - Class X — 1.70% (c)	$186,575
	TOTAL SHORT-TERM INVESTMENTS (Cost $186,575)	186,575
	Total Investments (Cost $64,443,799) — 100.0%	67,849,614
	Other Assets in Excess of Liabilities — 0.0% (d)	26,684
	NET ASSETS — 100.0%	$67,876,298

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of July 31, 2022.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

July 31, 2022

ASSETS
Investments in securities, at value (Cost $64,443,799)	$67,849,614
Dividends and interest receivable	58,693
Total assets	67,908,307

LIABILITIES
Management fees payable	32,009
Total liabilities	32,009

NET ASSETS	$67,876,298

Net Asset Consist of:
Paid-in capital	$66,640,314
Total distributable earnings (accumulated deficit)	1,235,984
Net assets	$67,876,298

Net Asset Value:
Net assets	$67,876,298
Shares outstanding ^	1,925,000
Net asset value, offering and redemption price per share	$35.26

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Year Ended July 31, 2022

INCOME
Dividends	$788,137
Interest	367
Total investment income	788,504

EXPENSES
Management fees	407,534
Total expenses	407,534

Net investment income (loss)	380,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	694,417
Change in unrealized appreciation (depreciation) on investments	(10,513,437)
Net realized and unrealized gain (loss) on investments	(9,819,020)
Net increase (decrease) in net assets resulting from operations	$(9,438,050)

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statements of Changes in Net Assets

	Year Ended July 31, 2022	Year Ended July 31, 2021
OPERATIONS
Net investment income (loss)	$380,970	$228,949
Net realized gain (loss) on investments	694,417	1,035,166
Change in unrealized appreciation (depreciation) on investments	(10,513,437)	11,563,315
Net increase (decrease) in net assets resulting from operations	(9,438,050)	12,827,430

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(337,892)	(223,463)
Total distributions to shareholders	(337,892)	(223,463)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,454,548	27,903,765
Payments for shares redeemed	(5,163,675)	(3,570,520)
Net increase (decrease) in net assets derived from capital share transactions (a)	18,290,873	24,333,245
Net increase (decrease) in net assets	$8,514,931	$36,937,212

NET ASSETS
Beginning of year	$59,361,367	$22,424,155
End of year	$67,876,298	$59,361,367

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	575,000	800,000
Shares redeemed	(125,000)	(100,000)
Net increase (decrease)	450,000	700,000

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended July 31, 2022	Year Ended July 31, 2021	Period Ended July 31, 2020(1)
Net asset value, beginning of year/period	$40.24	$28.93	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22	0.20	0.27
Net realized and unrealized gain (loss) on investments (3)	(5.01)	11.31	3.87
Total income (loss) from investment operations	(4.79)	11.51	4.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.19)	(0.20)	(0.21)
Total distributions to shareholders	(0.19)	(0.20)	(0.21)

Net asset value, end of year/period	$35.26	$40.24	$28.93

Total return	-11.94%	39.89%	16.71	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$67,876	$59,361	$22,424

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60%	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	0.56%	0.58%	1.16	%(5)
Portfolio turnover rate (6)	17%	22%	18	%(4)

(1)	Commencement of operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements
July 31, 2022

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended July 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$67,663,039	$—	$—	$67,663,039
Short-Term Investments	186,575	—	—	186,575
Total Investments in Securities	$67,849,614	$—	$—	$67,849,614

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2022, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(2,667,640)	$2,667,640

During the fiscal year ended July 31, 2022, the Fund realized $2,667,640 of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $12,799,284 and $11,793,829, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $22,747,465 and $5,232,260, respectively.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at July 31, 2022 were as follows:

Tax cost of investments	$64,735,842
Gross tax unrealized appreciation	$10,429,108
Gross tax unrealized depreciation	(7,315,336)
Net tax unrealized appreciation (depreciation)	3,113,772
Undistributed ordinary income	73,754
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(1,951,542)
Distributable earnings (accumulated deficit)	$1,235,984

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2022, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of July 31, 2022, the Fund had $1,872,577 of short-term capital loss carryforward and $78,965 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended July 31, 2022 and July 31, 2021, was as follows:

	Year Ended July 31, 2022	Year Ended July 31, 2021
Ordinary Income	$337,892	$223,463

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2022 (Continued)

trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

US Vegan Climate ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of US Vegan Climate ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of US Vegan Climate ETF (the “Fund”), a series of ETF Series Solutions, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

US Vegan Climate ETF

Report of Independent Registered Public Accounting Firm

(Continued)

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
September 28, 2022

US Vegan Climate ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	53	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	53	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	53	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	53	None

US Vegan Climate ETF

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

US Vegan Climate ETF

Trustees and Officers

(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended July 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended July 31, 2022 (Unaudited) (Continued)

	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$883.40	$2.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

US Vegan Climate ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Beyond Investing LLC (the “Adviser”) and the Trust, on behalf of the U.S. Vegan Climate ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with

US Vegan Climate ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. Additionally, the Board considered that Beyond Advisors IC (“BAIC”), an affiliate of the Adviser, acts as index provider to the Fund, which tracks an index created by BAIC based on BAIC’s intellectual property.

Historical Performance. The Trustees next considered the Fund’s performance. The Board noted that, for each of the one-year and since inception periods ended March 31, 2022, the Fund slightly underperformed its underlying index after taking into account the Fund’s operating expenses. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500 Total Return Index, for the since inception period but underperformed the same benchmark for the one-year period. The S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended March 31, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of comparable ETFs selected by Barrington Partners (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Large Blend (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include those that are broad-based, large cap funds, make fossil-free investments, and have criteria related to animals within their screening policies. The Board took into consideration the Adviser’s view that none of the funds in the Selected Peer Group have vegan policies similar to those of the Fund. The Board noted that, for the one-year period ended March 31, 2022, the Fund outperformed the median return of its Peer Group and slightly underperformed the median return of its Category Peer Group. The Board also considered that the Fund had better performance than most of the funds in the Selected Peer Group for the same one-year period.

US Vegan Climate ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

US Vegan Climate ETF

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Beyond Investing LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the US Vegan Climate ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with Fund shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the

US Vegan Climate ETF

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited) (Continued)

Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2021. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Fund’s underlying index is the Beyond Investing US Vegan Climate Index. The Board noted that, for the one-year and since inception periods, the Fund performed in-line with its underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account analyses of the Sub-Adviser’s profitability with respect to the Fund at various Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than

US Vegan Climate ETF

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited) (Continued)

the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

US Vegan Climate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

US Vegan Climate ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended July 31, 2022, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2022 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.veganetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

US Vegan Climate ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.veganetf.com.

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Adviser
Beyond Investing LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, Florida 34609

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenville Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 07/31/2022	FYE 07/31/2021
Audit Fees	$14,500	$14,000
Audit-Related Fees	0	0
Tax Fees	$3,500	$3,500
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 07/31/2022	FYE 07/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 07/31/2022	FYE 07/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/6/2022

* Print the name and title of each signing officer under his or her signature.